                              [ANNOTATED FORM N-Q]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03870

Morgan Stanley U.S. Government Securities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                    10020
   (Address of principal executive offices)                      (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS O SEPTEMBER 30, 2004 (UNAUDITED)

   PRINCIPAL                              DESCRIPTION
   AMOUNT IN                                 AND                                       COUPON
   THOUSANDS                              MATURITY DATE                                 RATE                 VALUE
-------------------------------------------------------------------------------------------------------------------------

                 MORTGAGE-BACKED SECURITIES (35.5%)
                 Government National Mortgage Assoc. I  (30.7%)
      $7,000     *                                                                       5.25%              $7,194,705
       3,000     *                                                                       5.50                 3,099,255
     159,300     *                                                                       6.00               165,124,406
      20,715     02/15/28 - 03/15/29                                                     6.00                21,555,584
     490,250     *                                                                       6.50               516,907,344
      33,472     10/15/22 - 07/15/31                                                     6.50                35,459,409
     141,508     04/15/17 - 03/15/27                                                     7.00               151,631,728
      54,527     01/15/06 - 10/15/31                                                     7.50                59,020,808
      17,584     10/15/16 - 09/15/31                                                     8.00                19,314,071
      27,950     05/15/16 - 11/15/24                                                     8.50                30,976,759
      20,662     10/15/08 - 08/15/21                                                     9.00                23,269,069
      13,255     10/15/09 - 12/15/20                                                     9.50                15,017,007
      17,124     11/15/09 - 11/15/20                                                    10.00                19,288,448
          66     05/15/10 - 06/15/15                                                    12.50                    76,499
                                                                                                  ----------------------
                                                                                                          1,067,935,092
                                                                                                  ----------------------
                 Government National Mortgage Assoc. II (3.4%)
     107,180     04/20/34                                                                5.50               109,038,573
       4,647     01/20/24 - 02/20/24                                                     6.50                 4,923,938
       5,016     03/20/26 - 07/20/29                                                     7.00                 5,343,809
                                                                                                  ----------------------
                                                                                                            119,306,320
                                                                                                  ----------------------
                 Government National Mortgage Assoc. GPM I (1.4%)
         829     08/15/13 - 07/15/15                                                    12.25                   950,223
      49,222     05/20/34                                                                3.75                48,890,078
                                                                                                  ----------------------
                                                                                                             49,840,301
                                                                                                  ----------------------

                 TOTAL MORTGAGE-BACKED SECURITIES
                 (Cost $ 1,204,248,577)                                                                   1,237,081,713
                                                                                                  ----------------------

                 U.S. GOVERNMENT OBLIGATIONS (58.9%)
                 U.S. Treasury Bonds (20.5%)
      76,000     08/15/29                                                               6.125                88,596,468
      99,000     08/15/27                                                               6.375               118,262,529
     153,000     02/15/27                                                               6.625               187,688,007
     159,000     02/15/25                                                               7.625               214,923,321
      66,225     08/15/20                                                               8.750                96,018,502
       4,750     02/15/15                                                               11.25                 7,559,369
                                                                                                  ----------------------
                                                                                                            713,048,196
                                                                                                  ----------------------
                 U.S. Treasury Notes (35.0%)
     290,000     11/15/06                                                               3.500               295,177,080
     312,000     02/15/13                                                               3.875               310,147,656
      25,000     11/15/08                                                               4.750                26,507,825
      35,000     11/15/05                                                               5.750                36,361,745
      50,000     05/15/05                                                               6.750                51,449,250
     206,350     02/15/05                                                               7.500               210,686,651
     285,000     11/15/04                                                               7.875               287,226,705
                                                                                                  ----------------------
                                                                                                          1,217,556,912
                                                                                                  ----------------------

                 U.S. Treasury Strips (3.4%)
      40,000     08/15/10                                                                0.00                32,215,240
      45,000     02/15/11                                                                0.00                35,336,385
     150,000     02/15/25                                                                0.00                52,086,450
                                                                                                  ----------------------
                                                                                                            119,638,075
                                                                                                  ----------------------

                 TOTAL U.S. GOVERNMENT OBLIGATIONS
                 (Cost $ 2,089,928,840)                                                                   2,050,243,183
                                                                                                  ----------------------

                 U.S. GOVERNMENT AGENCIES (7.1%)
                 Housing Urban Development Ser 99-A (1.0%)
      18,800     08/01/10                                                                6.06                20,141,211
      15,290     08/01/11                                                                6.16                16,340,102
                                                                                                  ----------------------
                                                                                                             36,481,313
                                                                                                  ----------------------
                 Resolution Funding Corp. Zero Coupon Strips (6.1%)
      74,000     10/15/08                                                                0.00                64,737,272
     138,134     01/15/12                                                                0.00               102,419,731
      61,607     04/15/12                                                                0.00                45,056,341
                                                                                                  ----------------------
                                                                                                            212,213,344
                                                                                                  ----------------------
                 TOTAL U.S. GOVERNMENT AGENCIES
                 (Cost $ 233,348,707)                                                                       248,694,657
                                                                                                  ----------------------

                 SHORT-TERM INVESTMENTS (A) (17.5%)
                 U.S. TREASURY BILLS (13.4%)
     126,800     10/07/04                                                               1.275               126,773,055
      46,300     10/07/04                                                               1.350                46,289,582
      14,000     10/14/04                                                               1.425                 1,399,280
     125,700     10/14/04                                                               1.505               125,631,686
       9,000     10/07/04                                                               1.535                 8,997,697
      17,000     10/07/04                                                               1.540                 1,699,564
     100,000     11/04/04                                                               1.550                99,853,611
      21,000     10/07/04                                                               1.557                 2,099,455
      51,300     11/12/04                                                               1.435                51,214,115
         900     01/13/05 +                                                             1.645                   895,723
       2,800     03/24/05 +                                                             1.895                 2,774,354
                                                                                                  ----------------------
                                                                                                            467,628,122
                                                                                                  ----------------------
                        U.S. TREASURY NOTE (4.1%)
     140,365            11/15/04                                                        7.875               141,461,672
                                                                                                  ----------------------
                        TOTAL SHORT-TERM INVESTMENTS
                        (Cost $ 609,232,281)                                                                609,089,794
                                                                                                  ----------------------

                        TOTAL INVESTMENTS
                        (Cost $ 4,136,758,405) (b) (c)                                  119.0%          $4,145,109,347

                        LIABILITIES IN EXCESS OF OTHER ASSETS                           (19.0)             (662,604,305)
                                                                               ----------------   ----------------------

                        NET ASSETS                                                      100.0%          $3,482,505,042
                                                                               ================   ======================

------------------------
        GPM      Graduated Payment Mortgage.

         *       Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date;
                 the actual principal amount and maturity date will be
                 determined upon settlement.

         +       All or a portion of this security has been physically
                 segregated in connection with open futures contracts in an amount equal to $ 3,306,700.

        (a)      Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

        (b)      Securities have been designated as collateral in an amount equal to $ 1,146,702,073 in connection with securities
                 purchased on a forward commitment basis, and open futures
                 contracts.

        (c)      The aggregate cost for federal income tax purposes
                 approximates the aggregate cost for book purposes. The
                 aggregate gross unrealized appreciation is $ 63,148,506 and the aggregate gross unrealized depreciation is $ 54,797,564, resulting in net unrealized appreciation of $ 8,350,942.

FUTURES CONTRACTS OPEN AT SEPTEMBER 30, 2004:

                                                                                                      UNREALIZED
  NUMBER OF                            DESCRIPTION/DELIVERY              UNDERLYING FACE            APPRECIATION
  CONTRACTS            SHORT             MONTH AND YEAR                  AMOUNT AT VALUE           (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------

       1960            Short            U.S. Treasury Notes
                                        5 Year December 2004             ($217,070,000)             ($1,599,365)
        344            Short            U.S. Treasury Notes
                                        2 Year December 2004               (72,664,627)                  24,154
        650            Short            U.S. Treasury Notes
                                       10 Year December 2004               (73,206,250)                (993,124)
        861            Short            U.S. Treasury Bonds
                                       20 Year December 2004               (96,620,344)                (807,584)
                                                                                                  ---------------

                                                  Net unrealized depreciation.................      ($3,375,919)
                                                                                                 ================

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2004

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley U.S. Government
     Securities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 19, 2004

                                          /s/ Ronald E. Robison
                                          Ronald E. Robison
                                          Principal Executive Officer

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley U.S. Government
     Securities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 19, 2004

                                         /s/ Francis Smith
                                         Francis Smith
                                         Principal Financial Officer